Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expense

The following table sets forth current and deferred portion of income tax expense of the Group:

For the years ended December 31,
	2024	2023	2022
Current income tax expense	$-	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$-	$-	$-

Schedule of Loss Before Provision for Income Tax

Loss before provision for income tax were attributable to the following geographic locations:

	For the years ended December 31,
	2024	2023	2022
Mainland China	$38,651	$84,911	$20,545
Dubai	33,370	77,134	18,222
United States	100,705	104,650	9,476
Total loss before income tax expenses	$172,726	$266,695	$48,243

Schedule of Reconciliation Statutory Income Tax Rate

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the years ended December 31,
	2024	2023	2022
Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Tax effect of non-deductible items	-	(0.1)%	(0.7)%
Tax effect of undeclared expenses (i)	(5.2)%	(2.9)%	(4.7)%
Tax effect of impairment loss	-	-	(1.5)%
Tax effect of fair value changes	-	-	(0.1)%
Tax effect of share-based compensation	-	-	(1.7)%
Tax effect of income tax rate differences in jurisdictions other than the PRC	(2.7)%	(4.4)%	(6.1)%
Tax effect of net operating loss not applicable to carryforwards	7.5%	(6.1)%	(5.8)%
Change in valuation allowance	(24.6)%	(11.5)%	(4.4)%
Effective tax rate	-	-	-

(i)	The undeclared expenses mainly represent accrued financial expenses associated with PIPE escrow accounts. These are related expenses for which the Group will not include in the tax return, thereby giving rise to a permanent difference.

Schedule of Deferred Tax Assets

As of December 31, 2024 and 2023, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2024	2023
Deferred tax assets：
Net operating loss carried forward	$36,748	$21,283
State net operating loss carried forwards for US entity	586	638
Accrued expenses	468	268
Allowance for expected credit loss	37,649	21,352
Impairment on investments	3,980	-
Inventory write-down	4,249	4,027
Lawsuit provision	5,509	-
Property and equipment	788	795
Total deferred tax assets	89,977	48,363
Less: valuation allowance	(89,977)	(48,363)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Rollforward of Valuation Allowance
Rollforward of valuation allowance
Balance as of December 31, 2023	$48,363	18,556
Allowance made during the year	42,532	30,319
Effect of exchange rate differences	(918)	(512)
Balance as of December 31, 2024	$89,977	48,363

Schedule of Operating Loss Carry Forward	As of December 31, 2023, the net operating loss carry forward from Mainland China will expire, if unused, as follows:
	Net operating loss carry forward due by schedule
	2025	2026	2027	2028	2029	Total
Net operating loss carry forward	2,249	2,544	26,708	34,369	73,612	139,482